Significant Accounting Policies and Recent Accounting Pronouncements - Major Charterers (Table) (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Entity Wide Revenue Major Customer
Concentration risk benchmark description	During the years ended December 31, 2019, 2018 and 2017, charterers that individually accounted for more than 10% of the Partnership’s revenues were as follows
Percentage of time charter revenue	94.00%	87.00%	91.00%
Sales Revenue, Net
Entity Wide Revenue Major Customer
Percentage of time charter revenue	10.00%
Charterer A
Entity Wide Revenue Major Customer
Percentage of time charter revenue	47.00%	69.00%	72.00%
Charterer B
Entity Wide Revenue Major Customer
Percentage of time charter revenue	31.00%	0.00%	0.00%
Charterer C
Entity Wide Revenue Major Customer
Percentage of time charter revenue	16.00%	18.00%	19.00%